Other (Income)/Deductions - Net - Footnotes - Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains (losses), sale proceeds	$ 4,300	$ 10,200	$ 15,200
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains	164	76	87
Debt Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains		138	442
Available-for-sale securities, gross realized losses	960	436	310
Private Equity Funds [Member]
Investment Holdings [Line Items]
Gain on sale of investments	3	39
Various Product Rights, Including In-Licensed Generic Sterile Injectibles Portfolio [Member]
Investment Holdings [Line Items]
Gain on sale of investments			170
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Debt Securities [Member]
Investment Holdings [Line Items]
Gain (loss) on derivative instruments, net, pretax	937	323	$ (137)
Distribution Rights [Member]
Investment Holdings [Line Items]
Gain (loss) on disposition of intangible assets	$ 90	$ 135